Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	ALPS ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001414040
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2019
Prospectus Date	rr_ProspectusDate	Mar. 31, 2019
ALPS DISRUPTIVE TECHNOLOGIES ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ALPS ETF TRUST

ALPS DISRUPTIVE TECHNOLOGIES ETF (CBOE BZX: DTEC)

(the "Fund")

SUPPLEMENT DATED DECEMBER 13, 2019
TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2019

Effective immediately, ALPS Disruptive Technologies ETF is changing its secondary benchmark for performance comparison purposes from the MSCI ACWI Index to the Morningstar Global Markets Index. Therefore, the Fund's "Average Annual Total Returns" table is hereby deleted and replaced with the following:

Average Annual Total Returns
For periods ended December 31, 2018

	1 Year	Since Inception (December 28, 2017)
Return Before Taxes	-3.28%	-3.72%
Return After Taxes on Distributions	-3.36%	-3.79%
Return After Taxes on Distributions and Sale of Fund Shares	-1.89%	-2.83%
Indxx Disruptive Technologies Index* (reflects no deduction for fees, expenses or taxes)	-2.99%	-3.40%
Morningstar Global Markets Index*(1) (reflects no deduction for fees, expenses or taxes)	-9.82%	-9.81%
MSCI ACWI Index* (reflects no deduction for fees, expenses or taxes)	-9.42%	-9.42%

*	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.

(1)	Effective December 13, 2019, the Fund replaced the MSCI ACWI Index as the Fund's secondary benchmark for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund's new secondary benchmark, the Morningstar Global Markets Index, more closely aligns with the Fund's investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.